Earnings per Share - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Number of instruments that are antidilutive in period presented	814	814	2,643